Summary of Stock Option Activity (Detail) (Employee Stock Option, USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Employee Stock Option
Options Outstanding Number of Shares
Outstanding at beginning of period	4,350,631
Granted	254,650
Exercised	(866,350)
Forfeited	(335,250)
Outstanding at end of period	3,403,681
Exercisable at end of period	1,858,811
Weighted Average Exercise Price
Outstanding at beginning of period	$ 23.01
Granted	$ 32.90
Exercised	$ 21.95
Forfeited	$ 25.53
Outstanding at end of period	$ 23.77
Exercisable at end of period	$ 24.24
Weighted Average Fair Value
Outstanding at beginning of period	$ 9.17
Granted	$ 12.03	$ 9.56
Exercised	$ 8.75
Forfeited	$ 10.09
Outstanding at end of period	$ 9.40
Exercisable at end of period	$ 8.72
Weighted Average Remaining Contractual Life
Outstanding at end of period	4 years 5 months 16 days
Exercisable at end of period	3 years 2 months 1 day